5. EQUITY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Summary of warrant activity
	Fiscal Year Ended March 31,
	2016		2015
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	1,430,738	$6.84	1,414,190	$5.00
Granted	746,657	$6.30	806,478	$8.46
Exercised	(12,049)	$2.15	(590,659)	$4.29
Cancelled/Forfeited	(1,252)	$2.10	(199,271)	$7.11
Outstanding, end of year	2,164,094	$6.68	1,430,738	$6.84
Exercisable, end of year	2,164,094	$6.68	1,430,738	$6.84
Weighted average estimated fair value of warrants granted		$5.11		$11.83

Assumptions used for warrants granted
	Year Ended March 31,
	2016	2015
Risk free interest rate	1.70%	0.79%-2.29%
Average expected life	5 years	5 to 7 years
Expected volatility	98.6%	87.8% - 107.4%
Expected dividends	None	None

Summary of warrant activity exercisable and outstanding
	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$5.00 or Below	515,533	2.78	$2.63	515,533	$2.63
$5.20 - $9.00	1,351,632	3.85	$6.46	1,351,632	$6.46
$9.65 - $15.00	296,929	3.71	$14.70	296,929	$14.70
	2,164,094			2,164,094

Summary of the stock options outstanding
	Fiscal Year Ended March 31,
	2016		2015
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	501,690	$11.00	522,668	$12.50
Granted	–	N/A	59,453	$9.50
Exercised	–	N/A	(1,000)	$9.50
Cancelled/Forfeited	(63,143)	$11.45	(79,431)	$18.76
Outstanding, end of year	438,547	$10.94	501,690	$11.00
Exercisable, end of year	388,414	$11.53	418,923	$12.00
Weighted average estimated fair value of options granted		N/A		$9.50

Weighted average assumptions used to estimate the fair value information
Risk free interest rate	2.60%
Average expected life	10 years
Expected volatility	90.23%
Expected dividends	None

Detail of options outstanding and exercisable by exercise price
	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$3.80 - $9.50	190,547	7.70 years	$6.03	140,414	$5.91
$12.50	163,000	4.39 years	$12.50	163,000	$12.50
$18.00 - $20.50	85,000	2.02 years	$19.03	85,000	$19.03
	438,547			388,414

Schedule of stock-based compensation
	Fiscal Year Ended
	March 31, 2016	March 31, 2015
Vesting of stock options	$202,844	$416,481
Total Stock-Based Compensation	$202,844	$416,481